SPECIAL TERMINATION ARRANGEMENTS - (Details) - Post Employment Benefits [Member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SPECIAL TERMINATION ARRANGEMENTS
Balances at the beginning	$ 1,730,570	$ 1,947,118
Post-employment benefits	1,569,666	1,730,570
Amounts charged to profit or loss	972,197	447,850
Additions to profit or loss	1,715,293	212,368
Charged to profit or loss	972,197	447,850
Benefits paid to participants	(1,876,197)	(428,916)
Balances at closing	$ 1,569,666	$ 1,730,570